Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes Details [Abstract]
Current tax expense	$ 19	$ 76	$ 133
Deferred tax recovery	(419)	(412)	(365)
Income tax recovery	$ (400)	$ (336)	$ (232)